Ave Maria | Ave Maria World Equity Fund
AVE MARIA WORLD EQUITY FUND
WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The investment objective of the Ave Maria World Equity Fund is to seek long-term capital appreciation.
WHAT ARE THE FUND'S FEES AND EXPENSES?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Ave Maria Ave Maria World Equity Fund Ave Maria World Equity Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Ave Maria Ave Maria World Equity Fund Ave Maria World Equity Fund Shares
Management Fees	0.95%
Other Expenses	0.39%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.35%	[1]
Less: Management Fee Reductions	0.09%	[2]
Total Annual Fund Operating Expenses After Management Fee Reductions	1.26%	[3]
[1]	Total Annual Fund Operating Expenses will not correlate to the ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[2]	The Adviser has contractually agreed to reduce Management Fees and reimburse Other Expenses so that "Total Annual Fund Operating Expenses" (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and extraordinary expenses) do not exceed 1.25%. Any Management Fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayment to the Adviser does not cause "Total Annual Fund Operating Expenses" (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and extraordinary expenses) of the Fund to exceed the 1.25% limitation. This expense limitation is in effect until May 1, 2020 and may be terminated by the Fund or the Adviser upon not less than 60 days' prior written notice, provided, however, that (i) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (ii) the agreement terminates automatically if the Adviser ceases to serve as the Fund's investment adviser.
[3]	Total Annual Fund Operating Expenses After Management Fee Reductions will not correlate to the ratio of net expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. The Example also takes into account the Adviser's contractual arrangement to maintain the Fund's expenses at the agreed upon level for a period of one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Ave Maria | Ave Maria World Equity Fund | Ave Maria World Equity Fund Shares | USD ($)	128	419	731	1,616

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

Under normal market conditions, the Ave Maria World Equity Fund will invest at least 80% of its net assets, including the amount of any borrowings for investment purposes, in common stocks of U.S. and non-U.S. companies. The Fund will invest at least 60% of its net assets in common stocks issued by non-U.S. companies. For purposes of this requirement, a company is deemed to be a "non-U.S. company" if the company is headquartered outside the United States, or has at least 50% of its revenues or operations outside of the United States during its most recent fiscal year, at the time of purchase. Under normal circumstances, all of the Fund's equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund's net assets will be invested in companies meeting the Fund's religious criteria (as discussed below). The Fund invests in securities of established companies of various market capitalizations. At times, the Fund may emphasize investments in a particular issuer or issuers or hold a smaller number of portfolio securities than other diversified mutual funds.

The Fund may, with respect to its investments in the stocks of non-U.S. companies, invest indirectly in such securities through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. All of the stocks owned by the Fund will be U.S. dollar-denominated and trade on a U.S. securities exchange or domestically in the over-the-counter markets.

The Fund will limit its investments in securities of issuers located in any one country (other than the United States) to less than 25% of the Fund's total assets. The Fund may invest in equity securities of issuers located in emerging markets.

Emerging market countries are those considered to be developing by Morgan Stanley Capital International and include, but are not limited to, Brazil, Chile, China, Columbia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The Fund will not invest more than 15% of the value of its net assets in securities or other investments that are illiquid. Illiquid securities are investments that can not reasonably be expected to be sold or disposed of in current market conditions, within seven calendar days, without significantly impacting the market value of the investment.

The Fund invests primarily in common stocks believed to be priced at a discount to their true value according to the Adviser's criteria for value. The price of stocks in relation to cash flow, earnings, dividends, book value and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that the Adviser believes will significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies and product offerings.

The Fund practices morally responsible investing. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board's members are guided by the magisterium of the Roman Catholic Church. This process will, in general, avoid four major categories of companies: (i) those involved in the practice of abortion; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; (iii) those that contribute corporate funds to Planned Parenthood; and (iv) those that support embryonic stem cell research. The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church.

The prices of securities held by the Fund are monitored in relation to the Adviser's criteria for value. Generally, stocks are purchased with the intent to hold them for three years or more. When a stock appreciates substantially and is no longer undervalued according to the Adviser's valuation criteria, it is sold. Stocks are also sold when a company fails to achieve expected results, or economic factors or competitive developments adversely impair the company's intrinsic value. Additionally, a stock may be sold (but is not required to be sold) if the Catholic Advisory Board determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE AVE MARIA WORLD EQUITY FUND?

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. The value of an investment in the Fund may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets. Economies and financial markets throughout the world have become interconnected, which increases the possibility that economic, financial or political events in one country could have a profound impact on global economies or markets. U.S. companies with significant non-U.S. operations can be impacted by political, economic and regulatory developments in foreign markets. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund's investment and religious criteria, and as such, the Fund's return may be lower than if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Foreign Exposure Risks. Foreign securities and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include less stringent investor protection and disclosure standards of some foreign markets; fluctuations in foreign currencies; tariffs and trade agreements; and withholding or other taxes. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. Even with respect to U.S. companies with substantial foreign operations, economic, regulatory and currency changes in foreign countries could dramatically affect the demand for a company's products or the cost of producing those products. The foregoing risks are more pronounced in the case of investments in securities of issuers that are located in or have substantial operations in emerging market countries. Emerging market countries may have less diverse and mature economies and their political systems may be less stable than those of developed countries.

In 2016, the citizens of the United Kingdom voted to leave the European Union (the "EU"). While the United Kingdom's withdrawal from the EU (commonly referred to as "Brexit") is scheduled to take effect in 2019, there remains considerable uncertainty about the precise timeframe for Brexit and the terms of the United Kingdom's trade agreements and other relationships with the EU following Brexit. Brexit may have a significant impact on the economies of the United Kingdom and Europe as well as the broader global economy, including declines in the prices of financial assets in any or all of those markets, adverse effects on currency exchange rates, increased market volatility, or other consequences which may negatively affect financial markets and the value of the Fund's investments.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund's method of security selection may not be successful and the Fund may underperform the stock market as a whole. A stock may never achieve the price appreciation the Adviser anticipates and the Fund's value style may go out of favor with investors.

Market Capitalization Risks. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology developments and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Small and mid-capitalization companies may lack the management experience, financial resources, product diversification and other competitive strengths usually present in larger companies. In many instances, the securities of small and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Holdings Risks. If the Fund emphasizes investments in a particular issuer or issuers or holds a smaller number of portfolio securities than other diversified mutual funds, the Fund's portfolio will be more susceptible to the depreciation of any one security than a fund that invests in a larger number of stocks.

WHAT HAS BEEN THE FUND'S PERFORMANCE HISTORY?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria World Equity Fund by showing the Fund's performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund's average annual total returns for the 1 year and 5 year periods and since inception through December 31, 2018 compare with those of a broad measure of market performance. The MSCI World Index is included as an additional comparative index because it is representative of a large cross-section of the global equity markets. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Certain performance information reflects fee reductions and/or expense reimbursements by the Adviser; without such fee reductions and/or expense reimbursements, returns would be less than those shown. Updated performance information, current through the most recent month end, is available on the Fund's website (www.avemariafunds.com) or by calling 1-888-726-9331.

The Fund's 2019 year-to-date total return through March 31, 2019 is 13.36%.

During the periods shown in the bar chart, the highest return for a quarter was 10.88% during the quarter ended March 31, 2012 and the lowest return for a quarter was -20.66% during the quarter ended September 30, 2011.

Average Annual Total Returns for Periods Ended December 31, 2018

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Ave Maria - Ave Maria World Equity Fund	1 Year	5 Years	Since Inception	Inception Date
Ave Maria World Equity Fund Shares	(8.87%)	2.25%	5.54%	Apr. 30, 2010
Ave Maria World Equity Fund Shares | After Taxes on Distributions	(9.79%)	1.49%	5.02%	Apr. 30, 2010
Ave Maria World Equity Fund Shares | After Taxes on Distributions and Sales	(4.44%)	1.76%	4.43%	Apr. 30, 2010
STANDARD & POOR'S GLOBAL 1200 INDEX (reflects no deduction for fees, expenses, or taxes)	(8.17%)	5.29%	8.07%	Apr. 30, 2010
MSCI WORLD INDEX (reflects no deduction for fees, expenses or taxes)	(8.71%)	4.56%	7.42%	Apr. 30, 2010